Schedule of Diluted Weighted Average Number of Shares (Details) - shares	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Basic weighted average common shares outstanding	2,472,464	32,090	2,224,047	32,090
Effect of dilutive stock options
Diluted weighted average of common shares outstanding	2,472,464	32,090	2,224,047	32,090
Previously Reported [Member]
Basic weighted average common shares outstanding					24,323	65,722
Effect of dilutive stock options
Diluted weighted average of common shares outstanding					24,323	65,722